REVENUE EARNING DEVICES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Revenue Earning Devices
Revenue earning devices consisted of the following:

Revenue earning devices consisted of the following:

	November 30, 2022	February 28, 2022
Revenue earning devices	$1,768,818	$1,143,724
Less: Accumulated depreciation	(676,615)	(434,661)
	$1,092,203	$709,063

Revenue earning robots consisted of the following:

	February 28, 2022	February 28, 2021
Revenue earning devices	$1,143,724	$500,173
Less: Accumulated depreciation	(434,661)	(226,459)
	$709,063	$273,714